SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Proceeds related party debt	$ 4,512,014	$ 9,200,975
Repayments of related party debt	5,878,286	$ 9,702,083
Zhida Hong [Member]
Related Party Transaction [Line Items]
Proceeds related party debt	500,000
Repayments of related party debt	$ 900,000